S000040205 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	141 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI USA Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.08%	14.56%	13.08%
MSCI USA Enhanced Value Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.35%	6.37%	7.78%
iShares MSCI USA Value Factor ETF
Prospectus [Line Items]
Average Annual Return, Percent		7.21%	6.22%	7.62%
Performance Inception Date					Apr. 16, 2013
iShares MSCI USA Value Factor ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.52%	5.52%	6.95%
iShares MSCI USA Value Factor ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.75%	4.77%	6.04%

[1]	The MSCI USA Enhanced Value Index (Spliced) reflects the performance of the MSCI USA Value Weighted Index through August 31, 2015 and the MSCI USA Enhanced Value Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.